Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Schedule of Sale of Stock
We sold the following through our
Follow-on
Offering ($ in thousands):

	Class
	T	I	A	TX	Total
Shares issued through Primary Offering	1,394,087	442,888	—	—	1,836,975
Shares issued through DRP Offering	19	456	26,120	—	26,595
Gross Proceeds	$25,000	$7,888	$458	$—	$33,346

Schedule of Distributions
We declared the following monthly distributions after December 31, 2021:

Shareholder Record Date	Monthly Rate	Annually
January 31, 2022	$0.05833333	$0.70
February 28, 2022	$0.05916667	$0.71
March 31, 2022	$0.05916667	$0.71